Disposal of Guazi and conversion of Guazi Convertible Note (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions	1 Months Ended				12 Months Ended
	Jun. 20, 2016 CNY (¥)	Jun. 20, 2016 USD ($)	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage interest in Guazi transferred by the company to Guazi Purchaser in return for cash					54.40%
Cash proceeds received by the company for return of ownership percentage in Guazi to the Guazi Purchaser					¥ 324,680	$ 50,000
Investment in Guazi Convertible Note					0		¥ 307,212				$ 47,310
Gain on disposal of a business	¥ 79,581	$ 12,081			¥ 79,581	$ 11,472	765,072
Amount of the assets and liabilities, including allocated goodwill, attributable to Guazi derecognized							180,445				$ 27,788
Investment In Convertible Note Converted To Shares			62.5	62.5
Investment In Convertible Note Converted To Shares Conversion Price | $ / shares				$ 0.80
Loss on Investment In Convertible Note			¥ 84,177	$ 12,938
Investment in Series A Guazi Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of non-controlling interest					45.60%
Number of Series A convertible and redeemable preference shares of Guazi the Series A Guazi Shares at the par value of the shares purchased by the Company					38.8	38.8
Gain on disposal of a business							472,223	$ 73,240
Fair value of investment in Series A Guazi shares							¥ 348,602	$ 53,684
Guazi Series B1 Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost Method Investments, Fair Value Disclosure			¥ 239,468							$ 37,063